INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Sep. 30, 2026	Sep. 03, 2026	Dec. 31, 2025
Statement of financial position [abstract]
Par value per share (in USD per share)	$ 0.02	$ 0.02	$ 0.02
Number of shares issued (in shares)	557,448,741	9,900,000	555,888,455
Number of shares outstanding (in shares)	557,448,741		555,888,455